SUMMARY OF FAIR VALUE OPTIONS GRANTED (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term of option (years)	6 years 6 months	6 years 6 months
Risk free interest rate	4.01%
Risk free interest rate, minimum		4.198%
Risk free interest rate, maximum		4.217%
Expected volatility, minimum	29.13%	49.25%
Expected volatility, maximum	317.38%	85.61%